Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Statement [line items]
Summary of current assets - trade and other receivables

	2025	2024
	A$’000	A$’000
Current assets
GBM Agile deposit	—	3,756
GST receivable	90	133
Deposits held	8	8

	98	3,897

Non-current assets
Corporate credit card deposit	40	40

	40	40